Changes in Redeemable Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Beginning Balance	¥ 41,621	¥ 37,633	¥ 33,902
Adjustment of redeemable noncontrolling interests to redemption value	2,851	(400)	1,188
Contribution to subsidiary	413	0	0
Transaction with noncontrolling interests	1,309	942	1,213
Comprehensive income
Net Income	4,108	3,985	2,724
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	4,099	5,224	(315)
Total other comprehensive income (loss)	4,099	5,224	(315)
Comprehensive income	8,207	9,209	2,409
Cash dividends	(1,224)	(5,763)	(1,079)
Ending Balance	¥ 53,177	¥ 41,621	¥ 37,633